SHARE BASED COMPENSATION (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 22, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Warrants outstanding			1,800,000		1,800,000
Share-based compensation expense				$ 1,041,281	$ 1,041,281	$ 351,238
Warrant [Member]
Warrants outstanding			841,440		841,440
Weighted average exercise price			$ 0.01		$ 0.01
Weighted average remaining contractual term			1 year
Aggregate intrinsic value			$ 500,000		$ 600,000
Share-based compensation expense				$ 2,107,825	$ 2,107,825	$ 713,120
Weighted average remaining contractual term					1 year 6 months
Board of Directors [Member]
Number of shares authorized	310,830						310,830
Number of shares vested	310,830
Number of warrants exercised	631,080
Share based compensation, expected term of fair value	1 year 6 months
Share-based compensation, expected dividend rate	0.00%
Share-based compensation, volatility	215.40%
Share-based compensation, average interest rate	2.96%
Board of Directors [Member] | Warrant [Member]
Number of shares authorized	631,080						631,080
Share based compensation, expected term of fair value	2 years 6 months
Share-based compensation, expected dividend rate	0.00%
Share-based compensation, volatility	51.30%
Share-based compensation, average interest rate	0.12%
Warrant exercisable, period							5 years
Board of Directors [Member] | The Crone Law Group, P.C. [Member]
Number of shares authorized		103,610
Number of shares vested		103,610
Number of warrants exercised		0
Share based compensation, expected term of fair value		2 years 6 months
Share-based compensation, expected dividend rate		0.00%
Share-based compensation, volatility		43.50%
Share-based compensation, average interest rate		0.11%
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Warrant [Member]
Number of shares authorized		210,360
Warrant exercisable, period		5 years